Acquisitions - Schedule of Consideration Paid for FAP Targeting (Details) - Mar. 12, 2025 - FAP Targeting € in Thousands, $ in Thousands	USD ($)	EUR (€)
Disclosure of detailed information about business combination [line items]
Cash paid	$ 6,521
Acquisition related costs	31
Deferred payment	4,354	€ 4,000
Total consideration	10,906
Total identifiable assets and liabilities	10,906
Intellectual property
Disclosure of detailed information about business combination [line items]
Intangible assets	6,544
Licenses
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 4,362